CONFIDENTIAL

P 1/12/06

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F Cover Page

05077020

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
|_| adds new holding entries.

CONFIDENTIAL TREATMENT DENIED

Institutional Manager Filing this Report:

Name: Silverback Asset Management, LLC

Address: 1414 Raleigh Road
Suite 250
Chapel Hill, North Carolina 27517

13F File Number: 028-10791

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Elliot Bossen
Title: Managing Member
Phone: 919-969-9300

Signature, Place and Date of Signing:

E Bossen	Chapel Hill, North Carolina	November 10, 2005
[Signature]	[City, State]	[Date]

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Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $115,275 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13-F File Number	Name
1	28-10793	Silverback Master, Ltd.

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<TABLE>

FORM 13F INFORMATION TABLE

Holdings Report by Fund, Security Description, Position, Security Description
Silverback Master Ltd.

<caption>

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
	TITLE OF		VALUE	SHRS OR	SH/	PUT/	INVESTMENT	OTHER	VOTING AUTHORITY		
NAME OF ISSUER	CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DISCRETION	MGR	SOLE	SHARED	NONE
<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>
COMCAST HOLDINGS CORP	ZONES CV2% PCS	200300507	115,275	2,819,850	PRN		Sole	1	2,819,850		

</TABLE>